Operating Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Information about Reportable Segments
(b)	Information about reportable segments as of and for the years ended December 31, 2021, 2022 and 2023 were as follows:

1)	As of and for the year ended December 31, 2021

①	The segment results as previously disclosed are as follows :

			Green infrastructure
(in millions of Won)	Steel		Trading	Construction	Energy and Others	Green materials and Energy	Others	Total
External revenues	￦	41,093,405	25,065,608	6,398,366	2,061,277	1,241,957	471,732	76,332,345
Internal revenues		22,455,511	20,224,841	1,014,148	854,982	847,205	1,310,730	46,707,417
Including inter segment revenue		14,940,813	10,653,742	940,408	828,635	843,576	1,284,320	29,491,494
Total revenues		63,548,916	45,290,449	7,412,514	2,916,259	2,089,162	1,782,462	123,039,762
Interest income		179,841	30,265	72,830	12,905	19,073	3,327	318,241
Interest expenses		(313,769)	(100,419)	(39,134)	(47,827)	(9,373)	(3,952)	(514,474)
Depreciation and amortization		(3,000,179)	(343,489)	(69,777)	(142,426)	(84,390)	(45,082)	(3,685,343)
Impairment loss on property, plant and equipment and others		(249,645)	(66,157)	(10)	(25,270)	(11,504)	—	(352,586)
Share of loss of equity-accounted investees, net		(261,363)	(70,321)	(45,778)	(11,874)	—	—	(389,336)
Income tax expense		(2,045,079)	(101,622)	(116,799)	(37,970)	(10,698)	(18,259)	(2,330,427)
Segment profit		6,587,903	324,888	164,276	182,739	111,756	66,388	7,437,950
Segment total assets		80,953,507	16,373,409	8,136,549	5,459,441	4,692,597	1,771,702	117,387,205
Investment in subsidiaries, associates and joint ventures		16,567,555	2,066,688	538,484	886,318	188,532	120,750	20,368,327
Acquisition of non-current assets		2,194,346	478,278	10,233	152,445	661,376	115,126	3,611,804
Segment liabilities		25,714,577	11,049,017	4,451,055	3,124,777	1,519,026	735,407	46,593,859

②	The restated segment results due to the change of operating segments are as follows :

			Green infrastructure
(in millions of Won)	Steel		Trading	Construction	Logistics and others	Green materials and Energy	Others	Total
External revenues	￦	41,093,405	26,909,221	6,398,366	217,664	1,241,957	471,732	76,332,345
Internal revenues		22,455,511	20,276,805	1,014,148	803,018	847,205	1,310,730	46,707,417
Including inter segment revenue		14,940,813	10,359,407	940,408	791,873	843,576	1,284,320	29,160,397
Total revenues		63,548,916	47,186,026	7,412,514	1,020,682	2,089,162	1,782,462	123,039,762
Interest income		179,841	38,454	72,830	4,716	19,073	3,327	318,241
Interest expenses		(313,769)	(144,470)	(39,134)	(3,776)	(9,373)	(3,952)	(514,474)
Depreciation and amortization		(3,000,179)	(450,962)	(69,777)	(34,953)	(84,390)	(45,082)	(3,685,343)
Impairment loss on property, plant and equipment and others		(249,645)	(80,318)	(10)	(11,109)	(11,504)	—	(352,586)
Share of loss of equity-accounted investees, net		(261,363)	(70,321)	(45,778)	(11,874)	—	—	(389,336)
Income tax expense		(2,045,079)	(131,534)	(116,799)	(8,058)	(10,698)	(18,259)	(2,330,427)
Segment profit		6,587,903	497,384	164,276	10,243	111,756	66,388	7,437,950
Segment total assets		80,953,507	20,307,856	8,136,549	1,524,994	4,692,597	1,771,702	117,387,205
Investment in subsidiaries, associates and joint ventures		16,567,555	2,950,751	538,484	2,255	188,532	120,750	20,368,327
Acquisition of non-current assets		2,194,346	613,472	10,233	17,251	661,376	115,126	3,611,804
Segment liabilities		25,714,577	13,524,868	4,451,055	648,926	1,519,026	735,407	46,593,859

2)	As of and for the year ended December 31, 2022

①	The segment results as previously disclosed are as follows :

			Green infrastructure
(in millions of Won)	Steel		Trading	Construction	Energy and Others	Green materials and Energy	Others	Total
External revenues	￦	44,546,966	25,955,458	7,667,696	3,998,959	2,451,785	129,340	84,750,204
Internal revenues		26,102,681	23,634,302	1,217,795	3,426,549	936,975	1,040,196	56,358,498
Including inter segment revenue		18,226,727	11,853,034	1,074,088	3,442,447	923,552	1,818,578	37,338,426
Total revenues		70,649,647	49,589,760	8,885,491	7,425,508	3,388,760	1,169,536	141,108,702
Interest income		141,047	37,603	68,774	23,928	22,708	(13,319)	280,741
Interest expenses		(446,058)	(156,663)	(44,309)	(56,799)	(11,770)	(84)	(715,683)
Depreciation and amortization		(3,036,041)	(392,969)	(64,813)	(149,754)	(94,416)	(20,811)	(3,758,804)
Impairment loss on property, plant and equipment and others		(234,904)	(23,035)	(32)	(292)	(1,053)	—	(259,316)
Share of loss of equity-accounted investees, net		(6,239)	(29,541)	(2,792)	(8,552)	—	(263,264)	(310,388)
Income tax expense		(565,353)	(189,535)	(92,715)	(93,210)	(14,120)	(1,785,487)	(2,740,420)
Segment profit (losses)		1,711,940	525,500	137,911	293,859	109,209	(1,087,428)	1,690,991
Segment total assets		66,143,103	15,693,605	8,878,530	6,612,825	6,652,469	51,421,190	155,401,722
Investment in subsidiaries, associates and joint ventures		2,659,443	1,821,243	565,873	957,168	600,277	44,951,810	51,555,814
Acquisition of non-current assets		3,287,878	622,678	53,708	125,942	1,169,725	370,837	5,630,768
Segment liabilities		25,111,665	10,097,503	4,937,907	3,683,068	2,127,424	4,156,863	50,114,430

②	The restated segment results due to the change of operating segments are as follows :

			Green infrastructure
(in millions of Won)	Steel		Trading	Construction	Logistics and others	Green materials and Energy	Others	Total
External revenues	￦	44,546,966	29,517,938	7,667,696	436,479	2,451,785	129,340	84,750,204
Internal revenues		26,102,681	23,677,786	1,217,795	3,383,065	936,975	1,040,196	56,358,498
Including inter segment revenue		18,226,727	11,148,030	1,074,088	3,414,385	923,552	1,818,578	36,605,360
Total revenues		70,649,647	53,195,724	8,885,491	3,819,544	3,388,760	1,169,536	141,108,702
Interest income		141,047	51,869	68,774	9,662	22,708	(13,319)	280,741
Interest expenses		(446,058)	(202,000)	(44,309)	(11,462)	(11,770)	(84)	(715,683)
Depreciation and amortization		(3,036,041)	(495,524)	(64,813)	(47,199)	(94,416)	(20,811)	(3,758,804)
Impairment loss on property, plant and equipment and others		(234,904)	(23,096)	(32)	(231)	(1,053)	—	(259,316)
Share of loss of equity-accounted investees, net		(6,239)	(38,093)	(2,792)	—	—	(263,264)	(310,388)
Income tax expense		(565,353)	(249,395)	(92,715)	(33,350)	(14,120)	(1,785,487)	(2,740,420)
Segment profit (losses)		1,711,940	716,204	137,911	103,155	109,209	(1,087,428)	1,690,991
Segment total assets		66,143,103	20,014,447	8,878,530	2,291,983	6,652,469	51,421,190	155,401,722
Investment in subsidiaries, associates and joint ventures		2,659,443	2,771,602	565,873	6,809	600,277	44,951,810	51,555,814
Acquisition of non-current assets		3,287,878	700,425	53,708	48,195	1,169,725	370,837	5,630,768
Segment liabilities		25,111,665	12,736,310	4,937,907	1,044,261	2,127,424	4,156,863	50,114,430

3)	As of and for the year ended December 31, 2023

			Green infrastructure
(in millions of Won)	Steel		Trading	Construction	Logistics and others	Green materials and Energy	Others	Total
External revenues	￦	40,393,273	24,033,506	8,301,130	470,613	3,816,042	112,633	77,127,197
Internal revenues		23,145,425	18,910,246	1,966,373	3,475,340	1,005,844	1,449,581	49,952,809
Inter segment revenues		15,293,780	8,906,571	1,864,723	3,431,594	972,511	1,422,313	31,891,492
Total revenues		63,538,698	42,943,752	10,267,503	3,945,953	4,821,886	1,562,214	127,080,006
Interest income		281,530	66,398	100,682	15,837	39,339	73,550	577,336
Interest expenses		(718,937)	(284,056)	(105,102)	(14,091)	(57,638)	(272)	(1,180,096)
Depreciation and amortization		(3,044,565)	(508,161)	(66,854)	(54,219)	(155,567)	(16,126)	(3,845,492)
Impairment loss on property, plant and equipment and others		(305,437)	(9,826)	(28,031)	—	(55,601)	(10,657)	(409,552)
Share of income (loss) of equity-accounted investees, net		(182,668)	(37,368)	13,632	—	(67,248)	(109,568)	(383,220)
Income tax expense		(595,457)	(239,164)	(95,364)	(39,250)	13,281	113,895	(842,059)
Segment profits (losses)		1,241,211	723,929	183,453	170,959	(235,603)	827,298	2,911,247
Segment total assets		66,224,069	19,650,557	9,631,691	2,476,842	10,909,515	51,957,529	160,850,203
Investment in subsidiaries, associates and joint ventures		3,855,038	2,933,140	481,672	9,999	1,550,524	45,084,972	53,915,345
Acquisition of non-current assets		3,748,163	553,955	119,438	137,237	2,795,447	162,639	7,516,879
Segment total liabilities		24,154,043	11,842,508	5,589,827	993,071	4,972,568	4,301,310	51,853,327

Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items
(c)	Reconciliations of total segment revenues, profit or loss, assets and liabilities, and other significant items to their respective consolidated financial statement line items are as follows:

1)	Revenues

(in millions of Won)	2021		2022	2023
Total revenue for reportable segments	￦	123,039,762	141,108,702	127,080,006
Elimination of inter-segment revenue		(46,707,417)	(56,358,498)	(49,952,809)
Basis difference(*2)		(323,144)	253,412	(70,648)

	￦	76,009,201	85,003,616	77,056,549

2)	Profit

(in millions of Won)	2021		2022	2023
Total profit for reportable segments	￦	7,437,950	1,690,991	2,911,247
Goodwill and corporate FV adjustments		(62,500)	(68,771)	172,493
Elimination of inter-segment losses (profits)		(179,560)	1,938,263	(1,237,891)
Income tax expense		2,220,183	453,883	789,305
Basis difference(*2)		(26,264)	33,125	272

Profit before income tax expense	￦	9,389,809	4,047,491	2,635,426

3)	Assets

(in millions of Won)	2022		2023
Total assets for reportable segments(*1)	￦	155,401,722	160,850,203
Equity-accounted investees		(46,559,264)	(48,895,081)
Goodwill and corporate FV adjustments		2,366,408	2,630,009
Elimination of inter-segment assets		(12,802,085)	(13,639,737)
Basis difference(*2)		614,969	540,922

	￦	99,021,750	101,486,316

(*1)
As segment assets and liabilities are determined based on separate financial statements, the carrying amount of assets of subsidiaries, which are in a different segment from that of their immediate parent company, in the separate financial statements the immediate parent company is eliminated upon consolidation. In addition, the amount of investment in associates and joint ventures are adjusted from the amount reflected in segment assets to that determined using equity method in consolidated financial statements
.

4)	Liabilities

(in millions of Won)	2022		2023
Total liabilities for reportable segments	￦	50,114,430	51,853,327
Corporate FV adjustments		215,760	242,251
Elimination of inter-segment liabilities		(10,180,810)	(10,814,081)
Basis difference(*2)		680,473	606,219

	￦	40,829,853	41,887,716

5)	Other significant items

a)	December 31, 2021

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	318,241	—	(25,998)	—	292,243
Interest expenses		(514,474)	605	74,043	—	(439,826)
Depreciation and amortization		(3,685,343)	(88,927)	194,824	—	(3,579,446)
Share of profit of equity-accounted investees, net		(389,336)	—	1,038,905	—	649,569
Income tax expense		(2,330,427)	25,719	84,525	6,356	(2,213,827)
Impairment loss on property, plant and equipment and others		(352,586)	—	(183,262)	—	(535,848)

	￦	(6,953,925)	(62,603)	1,183,037	6,356	(5,827,135)

b)	December 31, 2022

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	280,741	—	(33,736)	—	247,005
Interest expenses		(715,683)	—	108,225	—	(607,458)
Depreciation and amortization		(3,758,804)	(95,195)	166,378	—	(3,687,621)
Share of profit of equity-accounted investees, net		(310,388)	—	986,648	—	676,260
Income tax expense		(2,740,420)	25,803	2,260,734	(7,651)	(461,534)
Impairment loss on property, plant and equipment and others		(259,316)	—	(324,529)	—	(583,845)

	￦	(7,503,870)	(69,392)	3,163,720	(7,651)	(4,417,193)

c)	December 31, 2023

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	577,336	—	(75,189)	—	502,147
Interest expenses		(1,180,096)	—	178,806	—	(1,001,290)
Depreciation and amortization		(3,845,492)	(99,347)	121,559	—	(3,823,280)
Share of profit of equity-accounted investees, net		(383,220)	—	652,898	—	269,678
Income tax expense		(842,059)	46,116	6,638	(62)	(789,367)
Impairment loss on property, plant and equipment and others		(409,552)	—	3,799	—	(405,753)

	￦	(6,083,083)	(53,231)	888,511	(62)	(5,247,865)

(*2)
Basis difference is related to the differences in recorded revenue and expenses for development and sale of certain residential real estates between the report reviewed by management and the consolidated financial statements.

Revenue and Non-current Assets by Geographic Area
(d)	Revenue by geographic area for the years ended December 31, 2021, 2022 and 2023 was as follows:

(in millions of Won)	2021		2022	2023
Domestic	￦	49,732,699	54,519,647	50,658,510
Japan		2,200,855	2,651,584	2,691,788
China		7,146,695	7,430,619	6,152,191
Asia-other		11,425,513	12,614,612	10,710,029
North America		2,083,309	2,413,054	2,095,705
Others		3,743,274	5,120,688	4,818,974

		76,332,345	84,750,204	77,127,197
Basis difference		(323,144)	253,412	(70,648)

		￦ 76,009,201	85,003,616	77,056,549

The information on geography, segment revenue is presented based on the geographical location of customers.

(e)	Non-current assets by geographic area as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Domestic	￦	28,623,582	31,585,233
Japan		139,636	132,229
China		1,199,461	1,222,358
Asia-other		4,768,410	4,521,857
North America		323,543	526,654
Others		2,639,045	3,548,995

	￦	37,693,677	41,537,326

Non-current
assets by geographic area include investment property, property, plant and equipment, goodwill and other intangible assets.

(f)	There are no customers whose revenue is 10% or more of the consolidated revenue.